UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY

             Investment Company Act file number (811-05037)



                  Professionally Managed Portfolios
                     Lighthouse Opportunity Fund

                      615 East Michigan Street
                        Milwaukee, WI 53202

                         Robert M. Slotky
                  Professionally Managed Portfolios
                   2020 E. Fiancial Way, Ste. 100
                        Glendora, CA 91741

                         (414) 765-5348

Date of fiscal year end: August 31, 2007

Date of reporting period: June 30, 2007



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Professionally Managed Portfolios
Name:       Robert M. Slotky
Title:      President
Phone:      414-765-5348
Signature, Place, and Date of Signing:

    /s/ Robert M. Slotky   Glendora, CA   July 9, 2007

                                                              FORM N-PX
                                                MEETING  VOTE                                    PROPOSED    REGISTRANT MGMT
        NAME OF ISSUER         SYMBOL CUSIP     DATE     DESCRIPTION                             BY          VOTE       VOTE
------------------------------ ------ --------- -------- --------------------------------------- ----------- ---------- ----------
Standard Microsystems          SMSC   853626109 07/11/06 Directors, Election of                  Issuer      For        For
Standard Microsystems          SMSC   853626109 07/11/06 Auditors, Appointment of                Issuer      For        For
Standard Microsystems          SMSC   853626109 07/11/06 Increase number of authorized shares    Issuer      For        For
Navigant International         FLYR   63935R108 07/12/06 Merger with Carolson Wagonlit           Issuer      For        For
Navigant International         FLYR   63935R108 07/12/06 Other Matters                           Issuer      For        For
Casual Male Retail Group, Inc. CMRG   148711104 07/31/06 Auditors, Appointment of                Issuer      For        For
Casual Male Retail Group, Inc. CMRG   148711104 07/31/06 Directors, Election of                  Issuer      For        For
Casual Male Retail Group, Inc. CMRG   148711104 07/31/06 Incentive Stock Option Plan             Issuer      Against    For
Epix Pharmaceuticals, Inc.     EPIX   26881Q101 08/15/06 Merger with Predix Pharmaceuticals      Issuer      For        For
Epix Pharmaceuticals, Inc.     EPIX   26881Q101 08/15/06 Increase number of authorized shares    Issuer      For        For
Epix Pharmaceuticals, Inc.     EPIX   26881Q101 08/15/06 Reverse Stock Split                     Issuer      For        For
Epix Pharmaceuticals, Inc.     EPIX   26881Q101 08/15/06 Directors, Election of                  Issuer      For        For
Epix Pharmaceuticals, Inc.     EPIX   26881Q101 08/15/06 Auditors, Appointment of                Issuer      For        For
Epix Pharmaceuticals, Inc.     EPIX   26881Q101 08/15/06 Adjourn to Solicit Proxies              Issuer      For        For
OmniVision Technologies, Inc.  OVTI   682128103 09/28/06 Directors, Election of                  Issuer      For        For
OmniVision Technologies, Inc.  OVTI   682128103 09/28/06 Auditors, Appointment of                Issuer      For        For
Syneron Medical Ltd.           ELOS   M87245102 09/28/06 Directors, Election of                  Issuer      For        For
Syneron Medical Ltd.           ELOS   M87245102 09/28/06 Auditors, Appointment of                Issuer      For        For
Syneron Medical Ltd.           ELOS   M87245102 09/28/06 Auditors Remuneration                   Issuer      For        For
Syneron Medical Ltd.           ELOS   M87245102 09/28/06 Dr. Eckhouse, Scope of service/options  Issuer      For        For
Syneron Medical Ltd.           ELOS   M87245102 09/28/06 Dr. Kreindel, Option Grant              Issuer      For        For
Syneron Medical Ltd.           ELOS   M87245102 09/28/06 Mr. Butler, Option Grant                Issuer      For        For
Syneron Medical Ltd.           ELOS   M87245102 09/28/06 Ms. Kreindel, Option Grant              Issuer      For        For
Syneron Medical Ltd.           ELOS   M87245102 09/28/06 D&O Insurance Coverage, Update          Issuer      Against    For
Syneron Medical Ltd.           ELOS   M87245102 09/28/06 Amend Articles, Expense Reimbursement   Issuer      For        For
ICON PLC                       ICLR   45103T107 09/29/06 Authorised Share Capital, Increase      Issuer      For        For
ICON PLC                       ICLR   45103T107 09/29/06 Disapplication of pre-emption rights    Issuer      For        For
ICON PLC                       ICLR   45103T107 09/29/06 Authority to Allot Shares               Issuer      For        For
ICON PLC                       ICLR   45103T107 09/29/06 Capitalisation and Bonus Issue, Approve Issuer      For        For
ICON PLC                       ICLR   45103T107 09/29/06 Accounts & Reports, Receive             Issuer      For        For
Petco Animal Supplies, Inc.    PETC   716016209 10/23/06 Merger with Rover Holdings Corp         Issuer      For        For
Petco Animal Supplies, Inc.    PETC   716016209 10/23/06 Adjourn to Solicit Proxies              Issuer      For        For
Cardiac Science Corporation    CSCX   14141A108 10/27/06 Director, Election of                   Issuer      For        For
Oplink Communications          OPLK   68375Q106 11/10/05 Auditors, Appointment of                Issuer      For        For
Oplink Communications          OPLK   68375Q106 11/10/05 Directors, Election of                  Issuer      For        For
Oplink Communications          OPLK   68375Q106 11/10/05 Reduce number of shares Capital Stock   Issuer      For        For
Plains All American Pipeline   PAA    726503105 11/09/06 Merger with Pacific Energy Partners     Issuer      For        For
Plains All American Pipeline   PAA    726503105 11/09/06 Issue units to Pacific unit holders     Issuer      For        For
International Rectifier        IRF    460254105 11/20/06 Directors, Election of                  Issuer      For        For
International Rectifier        IRF    460254105 11/20/06 Auditors, Appointment of                Issuer      For        For
OSI Systems                    OSIS   671044105 11/30/06 Directors, Election of                  Issuer      For        For
OSI Systems                    OSIS   671044105 11/30/06 Amend 1997 Option plan, restricted stk  Issuer      For        For
OSI Systems                    OSIS   671044105 11/30/06 Rename 1997 Option plan & extend term   Issuer      For        For
OSI Systems                    OSIS   671044105 11/30/06 Reincorporation-California to Delaware  Issuer      For        For
Frontline Ltd                  FRO    G3682E127 12/01/06 Directors, Election of                  Issuer      For        For
Frontline Ltd                  FRO    G3682E127 12/01/06 Auditors, Appointment of                Issuer      For        For
Frontline Ltd                  FRO    G3682E127 12/01/06 Amend form and signatories to the seal  Issuer      For        For
Ship Finance International Ltd SFL    G81075106 12/01/06 Directors, Election of                  Issuer      For        For
Ship Finance International Ltd SFL    G81075106 12/01/06 Amend form and signatories to the seal  Issuer      For        For
Ship Finance International Ltd SFL    G81075106 12/01/06 Auditors, Appointment of                Issuer      For        For
Collegiate Pacific, Inc        BOO    194589206 12/15/06 Auditors, Appointment of                Issuer      For        For
Collegiate Pacific, Inc        BOO    194589206 12/15/06 Other matters, discretionary authority  Issuer      For        For
Collegiate Pacific, Inc        BOO    194589206 12/15/06 Directors, Election of                  Issuer      For        For
Collegiate Pacific, Inc        BOO    194589206 12/15/06 2007 Stock Option Plan                  Issuer      Against    For
Digi International, Inc        DGII   253798102 01/22/07 Directors, Election of                  Issuer      For        For
Digi International, Inc        DGII   253798102 01/22/07 2000 Omnibus Stock Plan                 Issuer      For        For
Digi International, Inc        DGII   253798102 01/22/07 Employee Stock Purchase Plan            Issuer      For        For
Digi International, Inc        DGII   253798102 01/22/07 Auditors, Appointment of                Issuer      For        For
Corinthian Colleges, Inc.      COCO   218868107 01/25/07 Certificate of Incorporation, Amend     Issuer      For        For
Corinthian Colleges, Inc.      COCO   218868107 01/25/07 Auditors, Appointment of                Issuer      For        For
Corinthian Colleges, Inc.      COCO   218868107 01/25/07 Directors, Election of                  Issuer      For        For